NUVEEN GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED MARCH 25, 2025

TO THE PROSPECTUS DATED OCTOBER 31, 2024

Thomas J. Ray, CFA, has announced that he will retire from Nuveen on October 1, 2025. He will continue to serve as a portfolio manager of Nuveen Global Equity Income Fund until that time. James T. Stephenson, CFA, and Peter Boardman will continue to serve as portfolio managers of the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GEIFPRO-0325P

NUVEEN GLOBAL EQUITY INCOME FUND

SUPPLEMENT DATED MARCH 25, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2024

Thomas J. Ray, CFA, will retire from Nuveen on October 1, 2025. He will continue to serve as a portfolio manager of Nuveen Global Equity Income Fund until that time. James T. Stephenson, CFA, and Peter Boardman will continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GEIFSAI-0325P